Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - RICE ACQUISITION CORP. II [Member] - Class A Ordinary Shares [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds from Initial Public Offering		$ 345,000,000
Less:
Fair value of Public Warrants at issuance		(10,260,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption		(18,525,962)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount		28,785,962
Increase in redemption value of Class A ordinary shares subject to redemption	$ 4,816,773
Class A ordinary shares subject to possible redemption	$ 349,816,773	$ 345,000,000